Loss Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Profit (loss) [abstract]
Summary of Other Income
a.
Other income

	For the year ended December 31
	2021	2022	2023
ADS issuance contribution	$1,076,189	$—	$386,908
Government grants for research and development expenditures	—	248,613	73,724
Government subsidies	31,112	29,147	—
Accretion income	—	94,248	—
Others	771	14,130	1,689
	$1,108,072	$386,138	$462,321

Schedule of Other Gains and Losses
b.
Other gains and losses

	For the year ended December 31
	2021	2022	2023
Net foreign exchange (losses) gains	$512,450	$(85,869)	$(332,725)
Gain on disposal of property, plant and equipment	—	1,172	148
Net gain on fair value changes of financial assets and liabilities at fair value through profit or loss (Notes 13(b) and 14(a))	594,046	133,139	3,466,999
Others	14	(78,025)	(12,816)
	$1,106,510	$(29,583)	$3,121,606

Summary of Finance costs
c.
Finance costs

	For the year ended December 31
	2021	2022	2023
Interest on government loans	$443,216	$431,052	$442,410
Interest on other long-term borrowing	1,191,381	3,224,369	3,871,299
Interest on loans from shareholders	154,773	—	—
Interest on loans from related parties	50,074	—	—
Interest on lease liabilities	21,510	12,544	13,074
Others	—	7,724	4,878
	$1,860,954	$3,675,689	$4,331,661

Schedule of Depreciation and Amortization
d.
Depreciation and amortization

	For the year ended December 31
	2021	2022	2023
Right-of-use assets	$264,804	$308,682	$319,725
Property, plant and equipment	14,856	18,950	24,653
Intangible assets	2,564	4,120	4,120
	$282,224	$331,752	$348,498

Schedule of Employee Benefits Expense
e.
Employee benefits expense

	For the year ended December 31
	2021	2022	2023
Short-term benefits	$6,940,900	$8,423,133	$9,622,503
Post-employment benefits	257,128	355,434	415,509
Share-based payments (Note 19)
Equity-settled	2,428,128	2,443,894	2,769,279
Cash-settled	(234,761)	(467,134)	(66,079)
Total employee benefits expense	$9,391,395	$10,755,327	$12,741,212
Employee benefits expense by function
General and administrative expenses	$5,718,646	$5,643,217	$7,148,068
Research and development expenses	3,672,749	5,112,110	5,593,144
	$9,391,395	$10,755,327	$12,741,212